FINANCIAL INSTRUMENTS - Cash Flow Hedge Fair Value Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gain (loss) recognized in cash flow hedge reserve
Gain (loss) recognized in cash flow hedge reserve, hedging items	$ 16.5	$ 5.2
Gain (loss) recognized in cash flow hedge reserve, time value of options contracts excluded from hedge relationship	(1.9)	(4.2)
Total gain (loss) recognized in cash flow hedge reserve	14.6	1.0
(Gain) loss reclassified or adjusted from cash flow hedge reserve
(Gain) loss reclassified or adjusted from cash flow hedge reserve	(5.1)	6.5
(Gain) loss reclassified or adjusted from cash flow hedge reserve, time value of option contracts excluded from hedge relationship	0.0	0.0
Total gain (loss) reclassified or adjusted from cash flow hedge reserve	(5.1)	6.5
Exchange rate risk | Canadian dollar option contracts
Gain (loss) recognized in cash flow hedge reserve
Gain (loss) recognized in cash flow hedge reserve, hedging items	6.8	0.7
(Gain) loss reclassified or adjusted from cash flow hedge reserve
(Gain) loss reclassified or adjusted from cash flow hedge reserve	(2.5)	6.0
Exchange rate risk | Euro option contracts
Gain (loss) recognized in cash flow hedge reserve
Gain (loss) recognized in cash flow hedge reserve, hedging items	6.5	0.9
(Gain) loss reclassified or adjusted from cash flow hedge reserve
(Gain) loss reclassified or adjusted from cash flow hedge reserve	(2.3)	(1.3)
Crude oil option contracts
Gain (loss) recognized in cash flow hedge reserve
Gain (loss) recognized in cash flow hedge reserve, hedging items	3.2	3.6
(Gain) loss reclassified or adjusted from cash flow hedge reserve
(Gain) loss reclassified or adjusted from cash flow hedge reserve	$ (0.3)	$ 1.8